SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL

NOTE 7. SHARE CAPITAL
(a)     Authorized

The authorized share capital of the Company is comprised of the following:
(i)Unlimited Number of Subordinate Voting Shares, Without Par Value
Holders of SVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SVS will be entitled to one vote in respect of each SVS held. As long as any SVS remain outstanding, the Company will not, without the consent of the holders of the SVS by separate special resolution, prejudice or interfere with any right attached to the SVS. Holders of SVS will be entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company.
(ii)Unlimited Number of Proportionate Voting Shares, Without Par Value
Holders of PVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of PVS will be entitled to one vote in respect of each SVS into which such PVS could ultimately be converted (200 votes per PVS). As long as any PVS remain outstanding, the Company will not, without the consent of the holders of the PVS and Super Voting Shares (“MVS”) by separate special resolution, prejudice or interfere with any right or special right attached to the PVS. Holders of PVS have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu as to dividends and any declaration or payment of any dividend on the SVS.
(iii)Unlimited Number of Super Voting Shares, Without Par Value
Holders of MVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of MVS will be entitled to 2,000 votes in respect of each MVS held.
(iv)Unlimited Number of Special Subordinate Voting Shares, Without Par Value
Holders of SSVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SSVS will be entitled to a 0.00001 vote in respect of each SSVS held. As long as any SSVS remain outstanding, the Company will not, without the consent of the holders of the SSVS by separate special resolution, prejudice or interfere with any right attached to the SSVS. Holders of SSVS will be entitled to receive dividends in cash or property of the Company, if and when declared by the Board of Directors.
(b)     Issued and Outstanding

(i)Redeemable Units
As part of a reverse takeover that occurred on November 30, 2018, unit holders of Cresco Labs, LLC exchanged their units for a new class of Redeemable Units in Cresco Labs, LLC. Each Redeemable Unit is only exchangeable for the equivalent of one SVS in Cresco Labs Inc. (without any obligation to redeem in cash). These unit holders hold an interest only in Cresco Labs, LLC; until Redeemable Units are exchanged for SVS, holders of Redeemable Units have the right to participate only in the earnings of Cresco Labs, LLC and not the earnings of the Company.
(ii)    Issued and Outstanding Shares
As of December 31, 2024 and 2023, issued and outstanding capital consisted of the following:

(shares in thousands)	Redeemable Units	SVS[1]	PVS[2]	MVS	SSVS[3]
Beginning balance, January 1, 2023	106,106	280,994	20,082	500	1
RSUs issued	—	1,727	—	—	—
Issuance of shares related to settlement of acquisition contingent consideration	—	27,091	—	—	—
Cresco LLC redemptions	(9,407)	9,407	—	—	—
PVS converted to SVS	—	1,132	(1,132)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	406	—	—	—
Share issuances	—	—	—	—	1
Ending Balance, December 31, 2023	96,699	320,757	18,950	500	2
Stock options exercised	—	5	—	—	—
RSUs issued	—	2,338	—	—	—
Issuance of shares related to acquisitions	—	1,422	—	—	—
Cresco LLC redemptions	(4,642)	4,642	—	—	—
PVS converted to SVS	—	1,843	(1,843)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	483	—	—	—
Ending Balance, December 31, 2024	92,057	331,490	17,107	500	2
1 SVS includes shares pending issuance or cancellation
2 PVS presented on an “as-converted” basis to SVS (1-to-200)
3 SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

(iii)     Issuance of Shares - Acquisitions
During the years ended December 31, 2024 and 2023, the Company issued shares in conjunction with certain acquisitions as follows:

(in thousands)	Acquisition date	SVS shares issued	Equity-based consideration
Year Ended December 31, 2024
Keystone[1]	April 24, 2024	1,422	$2,850

Year Ended December 31, 2023
Laurel Harvest[2] - Contingent Consideration	December 9, 2021	27,091	$47,238
[1] Keystone Integrated Care, LLC (“Keystone”)
[2]Laurel Harvest, LLC (“Laurel Harvest”)
(c)     Distribution to Non-controlling Interest Holders
Tax distributions are based off the tax rate determined by Cresco Labs Inc. (which is currently the highest U.S. individual income tax rates) applied to taxable income generated from Cresco Labs, LLC (i.e., not the whole Cresco group), which is the Company’s most significant distribution, and attributable to the NCI members. The Company has other tax and non-tax distributions that are calculated in accordance with each relevant operating agreement.
As of December 31, 2024, the Company had an asset of $17.4 million for tax-related distributions to 2024 and 2023 unit holders of Cresco Labs, LLC and other minority interest holders. As of December 31, 2023, the Company had an accrual of $15.2 million for tax-related distributions to the 2023 and 2022 unit holders of Cresco Labs, LLC. During the second quarter of 2024, the Company recorded significant tax and tax-related items due to uncertain tax positions that its operations are not subject to IRC Section 280E. Due to this updated position, the Company determined it had overpaid tax distributions to 2024 and 2023 unit holders, and thus is currently in a net asset position.

In accordance with the underlying operating agreements, the Company declared and paid required distribution amounts to 2024 and 2023 unit holders of Cresco Labs, LLC and other minority holders of $27.2 million during the year ended December 31, 2024. Similarly, the Company declared and paid required tax distribution amounts to 2023 and 2022 unit holders of Cresco Labs, LLC and other minority interest holders of $38.9 million during the year ended December 31, 2023.
(d)     Changes in Ownership and Non-controlling Interests
During the years ended December 31, 2024 and 2023, redemptions of 4.6 million and 9.4 million Redeemable Units occurred, respectively, which were converted into an equivalent number of SVS. These redemptions resulted in a decrease of 1.9% and 3.7% in non-controlling interest in Cresco Labs, LLC, respectively.

For the year ended December 31, 2024, net income (loss) attributable to non-controlling interest includes the following amounts:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC		Cresco Labs, LLC[1,3]
Revenue	$—		$40,511		$65,362		$18,215		$—		$23,275		$358,060
Gross profit	(397)		26,198		43,051		5,684		(115)		574		194,803
Net income (loss)	$230		$16,453		$35,927		$(4,224)		$(384)		$(6,226)		$2,077
Net income (loss) allocated to NCI[4]	$86		$2,041		$8,986		$(49)		$(77)		$(899)		$3,861
NCI percentage as of December 31, 2024	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	36.4%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 36.4% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.
For the year ended December 31, 2023, net income (loss) attributable to non-controlling interest includes the following revised amounts. All balances in this table have been revised from those previously disclosed in Note 8 “Share Capital” to the Consolidated Financial Statements as of and for the year ended December 31, 2023:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Cresco Labs Michigan, LLC[4]		Cresco Labs, LLC[1,3]
Revenue	$8,044		$49,226		$78,481		$9,554		$(180)		$20,289		$379,628
Gross profit	3,673		31,267		51,255		(957)		(2,833)		2,488		203,287
Net income (loss)	$3,213		$16,848		$37,263		$(7,709)		$(1,975)		$(1,758)		$(43,175)
Net income (loss) allocated to NCI[5]	$205		$2,248		$10,069		$(76)		$(389)		$(258)		$(16,129)
NCI percentage as of December 31, 2023	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.2%	[1]	20.0%	[1]	15.0%	[1]	38.3%
[1]The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 38.3% NCI related to NCI for Cresco Labs Inc.
[2]The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3]Includes the effect of Cresco Labs, LLC unit redemptions and other adjustments.
[4]During the second quarter of 2023, Cresco Labs Michigan, LLC net assets grew to a balance that exceeded the life-to-date capital contributions made by Cresco Labs Inc. As a result, the Company began recording NCI related to Cresco Labs Michigan, LLC. The results shown above are only for the period in which Cresco Labs Michigan, LLC was considered an NCI entity.
[5]Net income (loss) used to calculate the Net income loss allocated to NCI is adjusted for certain costs that the parent company is responsible for.

The effects of changes in the Company's ownership interests in less than 100% owned subsidiaries during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
($ in thousands)	2024	2023
Net loss attributable to Cresco Labs Inc.	$(74,438)	$(175,522)
Changes in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC units:
Share Capital	8,282	16,027
Accumulated Deficit	(12,512)	(21,815)
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	$(78,668)	$(181,310)